Income Taxes - Income Tax Recognized in Profit or Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Major Components Of Tax Expense Income [Abstract]
Withholding taxes accrued	$ 1,219	$ 1,445
Tax expense (recovery)	$ 1,219	$ 1,445